Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions
27. Related party transactions
During

the years

ended

December 31,

2022

and

2021,

the

Company

concluded

the

following

transactions

with

related
parties:
In 2022, rent

and property taxes

were charged by

a trust whose beneficiary

is the controlling

shareholder and CEO

of the
Company

in the

amount

of

$
277,389

(2021

- $
274,934
). On

January

1, 2022,

a

lease for

rent of

a property

with a

trust
whose beneficiary

is the

controlling

shareholder

and

CEO of

the

Company,

was

modified to

extend

the

lease

term until
December 2026. The lessor also reimbursed an amount of $ 1,070,264 representing the balance at the date of modification
of

the

original

prepayment

amount

of

$
1,178,530

made

in

2020.

At

the

date

of

modification,

the

lease

liability

was
remeasured using a discount rate of 4
%. As a result, the lease liability

was increased by an amount of $
1,070,264

and the
right-of-use assets was decreased by an amount of $ 108,267
.

These

expenses

are

recorded

in

captions

cost

of

sales

and

selling

and

general

in

the

consolidated

statements

of
comprehensive

loss.

As

at

December 31,

2022

the

right-of-use

asset

and

the

lease

liabilities

amount

to

$
680,980

and
$ 799,090

respectively (2021 - $
1,107,131

and $
Nil ).
A balance due

to the controlling

shareholder and CEO of

the Company amounted to

$
254,097

(2021 - $
144,506 ) is included
in accounts payable and accrued liabilities.
The key management personnel

of the Company,

in accordance with IAS

24 Related Party Disclosures,

are the members
of the Board of Directors and certain officers. Total

compensation to key management consisted of the following:
2022 2021
$ $
Salaries – key management 1,204,306 3,049,501
Pension contributions 22,479 59,377
Fees – Board of Directors 157,900 187,600
Share-based compensation – officers 2,017,348 6,182,573
Share-based compensation – Board of Directors 2,293,167 2,338,650
Other benefits – key management

244,621 237,903
Total

compensation
5,939,821 12,055,604